Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
Schedule of Warrants Outstanding and Exercisable

Following is a summary of the status of warrants outstanding and exercisable as of June 30, 2026:

	*Warrants	Weighted Average Exercise Price
Warrants outstanding, as of January 1, 2025	$3,793,860	-
Warrants issued on July 31,2025	4,285,710	3.50
Warrants outstanding, as of December 31, 2025	8,079,570
Warrants outstanding, as of June 30, 2026	7,986,664
Warrants expired during the six month period	92,906

*	Warrants in ordinary shares

Schedule of Warrants Outstanding
Warrants Outstanding	*Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life

February 24, 2021 Warrants	31,840	$5,250.00	5 years
February 11, 2021 Warrants	22,000	$3,750.00	5 years
February 18, 2021 Warrants	5,733	$7,500.00	5 years
March 29, 2021 Warrants	33,333	$3,750.00	5 years
June 19, 2024 Private Placement	3,228,542	$18.45	3 years
March 15, 2024 F1-FO	472,412	$1.50	3 years
Warrants issued on July 31,2025	4,285,710	$3.50	4 years

*	Warrants in ordinary shares